File No. 33-38314


                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 11

                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                        THE FIRST TRUST COMBINED SERIES 127
                              (Exact Name of Trust)

                               NIKE SECURITIES L.P.
                            (Exact Name of Depositor)

                              1001 Warrenville Road
                              Lisle, Illinois 60532

               (Complete address of Depositor's principal executive offices)


           NIKE SECURITIES L.P.             CHAPMAN AND CUTLER
           Attn:  James A. Bowen            Attn:  Eric F. Fess
           1001 Warrenville Road            111 West Monroe Street
           Lisle, Illinois  60532           Chicago, Illinois  60603


                   (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:            immediately upon filing pursuant to paragraph (b)
:__X_:            March 29, 2002
   -
:____:            60 days after filing pursuant to paragraph (a)
:____:            on (date) pursuant to paragraph (a) of rule (485 or 486)



                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                            OF REGISTRATION STATEMENT

         This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                                The facing sheet

                                The purpose of the Amendment

                                The signatures


                          THE PURPOSE OF THE AMENDMENT

         The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Combined Series 127 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


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                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 127, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on March 29, 2002.

                                       The First Trust Combined Series 127
                                      (Registrant)
                                       By   NIKE SECURITIES L.P.
                                      (Depositor)


                                       By   Robert M. Porcellino
                                            Senior Vice President

                                     S-2


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                 TITLE*                           DATE

David J. Allen                Director                    )
                              of Nike Securities          )
                              Corporation, the            ) March 29, 2002
                              General Partner of          )
                              Nike Securities L.P.        )
                                                          )
Judith M. Van Kampen          Director                    )
                              of Nike Securities          ) Robert M. Porcellino
                              Corporation, the            ) Attorney-in-Fact**
                              General Partner of          )
                              Nike Securities L.P.        )

Karla M. Van Kampen-Pierre    Director                    )
                              of Nike Securities          )
                              Corporation, the            )
                              General Partner of          )
                              Nike Securities L.P.        )

David G. Wisen                Director                    )
                              of Nike Securities          )
                              Corporation, the            )
                              General Partner of          )
                              Nike Securities L.P.        )


       * The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                                       S-3